Related party transactions - Summary of Key management personnel remunerations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Salaries, other short-term employee benefits and non-executive fees	£ 8	£ 8	£ 8
Share based remuneration	11	14	14
Total	£ 19	£ 22	£ 22